Note 31 - Commitments and Guarantees (Details Textual)	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 94,000,000	$ 113,400,000
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	70,300,000
Contingent liability for guarantees [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 104,900,000
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	8